UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds

Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$ 30,000,000	$ 34,034,408	3.61%

Total Commodity Trading Advisors - Managed Futures		30,000,000	34,034,408	3.61

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	30,000,000	29,601,205	3.14
Prism Partners III Leveraged, L.P.	3/1/2008	25,708,986	25,098,306	2.67

Total Equity Long/Short - High Hedge		55,708,986	54,699,511	5.81

Equity Long/Short - Opportunistic
East Side Capital, L.P.	1/1/2006	25,986,885	15,846,994	1.68
H.I.G. Brightpoint Capital Global Partners, L.P.	2/1/2008	41,000,000	30,947,653	3.29
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	26,527,240	27,167,600	2.89
Karsch Capital II, LP (a)	1/1/2006	16,199,964	16,412,678	1.74
Lansdowne Global Financials Fund, L.P.	1/1/2006	16,983,489	17,987,016	1.91
Seligman Tech Spectrum Fund LLC (a)	11/1/2007	8,071,888	8,002,500	0.85
Visium Balanced Fund, LP	1/1/2006	26,100,000	26,586,164	2.82

Total Equity Long/Short - Opportunistic		160,869,466	142,950,605	15.18

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	57,859,260	46,781,347	4.96
Silver Point Capital Fund, L.P.	5/1/2007	27,000,000	17,781,808	1.89

Total Event Driven Credit		84,859,260	64,563,155	6.85

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Macro
Brevan Howard Multi-Strategy Fund, L.P.	4/1/2008	$ 60,000,000	$ 64,474,168	6.85%
Citadel Tactical Trading LLC	1/1/2008	26,900,000	38,946,227	4.13
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	53,900,925	60,067,559	6.38
Discovery Global Opportunity Partners, L.P.	1/1/2008	38,000,000	28,432,496	3.02

Total Macro		178,800,925	191,920,450	20.38

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	2,391,857	2,159,183	0.23
New Ellington Credit Partners, L.P.	10/1/2008	955,991	900,839	0.10

Total Mortgage Arbitrage		3,347,848	3,060,022	0.33

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	378,095	106,505	0.01
Citadel Wellington LLC	8/1/2006	67,200,000	40,099,050	4.26
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	34,004,134	33,226,174	3.53
HBK Fund L.P.	1/1/2006	24,400,000	19,654,146	2.09
Magnetar Capital Fund, LP	1/1/2008	30,000,000	22,297,399	2.37
Millennium USA, L.P.	9/1/2008	65,000,000	63,041,547	6.69
OZ Europe Domestic Partners II, L.P.	4/1/2007	2,207,839	3,030,525	0.32
Perry Partners, L.P.	11/1/2006	12,106,782	10,302,436	1.09
Polygon Global Opportunities Fund LP	1/1/2006	13,726,894	7,427,856	0.79
QVT Associates LP	9/1/2006	54,000,000	42,580,896	4.52
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	14,005,373	5,714,562	0.60
TPG-Axon Partners, LP	10/1/2007	52,000,000	38,118,716	4.05

Total Multi-Strategy		369,029,117	285,599,812	30.32

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	7/1/2006	$ 2,152,839	$ 1,949,388	0.21%
Castlerigg Partners L.P.	5/1/2007	6,535,985	6,272,988	0.67
Icahn Partners LP (a)	1/1/2006	20,200,000	12,968,586	1.38
Oceanwood Global Opportunities Fund L.P.	7/1/2007	1,718,674	1,478,511	0.15
One East Partners, LP	8/1/2006	6,067,100	3,764,986	0.40
Owl Creek Overseas Fund, Ltd.	2/1/2008	34,000,000	31,064,516	3.30
OZ Asia Domestic Partners, L.P.	1/1/2006	140,478	44,828	0.00
Western Investment Activism Partners LLC	3/1/2007	10,102,888	8,395,564	0.89

Total Restructurings and Value		80,917,964	65,939,367	7.00

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	6,300,000	13,286,899	1.41

Total Statistical Arbitrage		6,300,000	13,286,899	1.41

Total Investments in Investment Funds		$ 969,833,566	$ 856,054,229	90.89%

Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.01%		96,646,057	96,646,057	10.26

SSgA U.S. Treasury Money Market Fund 0.00%		26,784,332	26,784,332	2.84

Total Short-Term Investments		123,430,389	123,430,389	13.10

Total Investments in Investment Funds and Short-Term Investments		$ 1,093,263,955	979,484,618	103.99

Liabilities in excess of Other Assets			(37,606,816)	(3.99)

Total Net Assets			$ 941,877,802	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Description	Swap Counterparty	Maturity Date	Floating Amount †	Unrealized Appreciation (Depreciation)

Total Return Swaps
Reference Funds	BNP Paribas	8/26/2010
Distressed
Cerberus Partners, L.P.			$81,000,000	$(21,836,674)

Equity Long/Short - Opportunistic
Karsch Capital II, LP			15,500,000	2,007,624
Seligman Tech Spectrum Fund LLC			22,000,000	1,595,258

Multi-Strategy
S.A.C. Multi-Strategy Fund, L.P.			37,154,192	(7,923,399)

Restructurings and Value
Icahn Partners, LP			7,500,000	(2,288,994)

Cash Drawdowns			-	-
Accreted Interest			2,608,684	(2,608,684)

			$165,762,876	$(31,054,869)

Detailed information about all of the Investment Funds’ portfolios is not available.

†	The Floating Amount represents the notional amounts of Reference Funds, plus any cash drawdowns, plus accreted interest.
(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2009

Strategy Allocation	Percent of Net Assets

Multi-Strategy	33.43%
Macro	20.38
Equity Long/Short - Opportunistic	19.54
Short-Term Investments	13.10
Restructurings and Value	7.56
Event Driven Credit	6.85
Distressed	6.28
Equity Long/Short - High Hedge	5.81
Commodity Trading Advisors - Managed Futures	3.61
Statistical Arbitrage	1.41
Mortgage Arbitrage	0.33
Cash Drawdowns and Accreted Interest on Swaps	(0.28)

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps (notional value)	118.02%

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Alternative Investment Partners Absolute Return Fund (the “Fund”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	-	123,430,389
Level 3 - Significant Unobservable Inputs	856,054,229	(31,054,869)

Total	$856,054,229	$92,375,520

*	Other financial instruments include short-term investments and total return swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds	Other Financial Instruments*
Balance as of December 31, 2008	$942,467,854	$(31,184,857)
Net realized gain (loss)	(18,076,452)	(192,375)
Net change in unrealized appreciation/depreciation	43,576,043	129,988
Net purchases (sales)	(111,913,216)	192,375
Net transfers in or out of Level 3	-	-

Balance as of March 31, 2009	$856,054,229	$(31,054,869)

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$38,362,689	$172,632

*	Other financial instruments include total return swaps.

Portfolio Valuation

The Fund’s Board of Directors (the “Board”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are valued at amortized cost, which approximates fair value.

Swaps are valued based on market values provided by dealers. Fair values represent contract-to-date unrealized appreciation and depreciation on the instruments. The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

Item 2.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.  Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 28, 2009